BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of reconciliation of basic and diluted net income per common stock

	For the Three Months Ended			For the Three Months Ended
	March 31, 2024			March 31, 2023
	Class A		Class B	Class A		Class B
	Redeemable	Non-redeemable	Non-redeemable	Redeemable	Non-redeemable	Non-redeemable
	common stock	common stock	common stock	Common stock	common stock	common stock
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$(3,047)	$(7,586)	$—	$1,072,510	$61,735	$440,547

Denominator:
Weighted-average shares outstanding including common stock subject to redemption	4,345,663	10,817,000	—	23,097,291	1,329,500	9,487,500
Basic and diluted net income (loss) per share	$0.00	$0.00	$—	$0.05	$0.05	$0.05

	For the Year Ended			For the Year Ended
	December 31, 2023			December 31, 2022
	Class A		Class B	Class A		Class B
	Redeemable	Non-redeemable	Non-redeemable	Redeemable	Non-redeemable	Non-redeemable
	common stock	common stock	common stock	Common stock	common stock	common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$660,301	$112,586	$566,255	$1,216,069	$56,235	$401,303

Denominator:
Weighted-average shares outstanding including common stock subject to redemption	10,578,271	1,803,670	9,071,610	28,750,000	1,329,500	9,487,500
Basic and diluted net income per share	$0.06	$0.06	$0.06	$0.04	$0.04	$0.04